UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

           Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbert Management Corporation

Address:  2100 Third Avenue North, Suite 600
          Birmingham, Alabama 35203

13F File Number: 028-12611

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

William R. Lucas, Jr.
Title:    Executive Vice-President
Phone:    (205) 987-5574

Signature, Place and Date of Signing:


/s/ William R. Lucas, Jr.         Birmingham, AL          August 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

No.  Form 13F File Number Name
---  -------------------- ----

1.   028-12359            Harbinger Capital Partners Special Situations Fund, LP

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 90

Form 13F Information Table Value Total:  $236,129
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

                                                     FORM 13F INFORMATION TABLE
          COLUMN 1                COLUMN 2       COLUMN 3     COL 4        COLUMN 5        COL 6    COL 7           COLUMN 8

                                                             MARKET
                                  TITLE OF         CUSIP      VALUE   SHRS OR   SH/ PUT/  INVSTMT   OTHER     VOTING AUTHORITY
       NAME OF ISSUER              CLASS           NUMBER    (x1000)  PRN AMT   PRN CALL  DISCRTN   MNGRS  SOLE      SHARED  NONE
3COM CORP                      COM               885535104      265     125,000 SH         SOLE     NONE     125,000  0       0
AMERICAN EAGLE OUTFITTERS NE   COM               02553E106    1,295      95,000 SH         SOLE     NONE      95,000  0       0
AMERICAN INTL GROUP INC        UNIT 99/99/9999   026874115    9,499     159,050 SH         SOLE     NONE     159,050  0       0
ANHEUSER BUSCH COS INC         COM               035229103    6,293     101,300 SH         SOLE     NONE     101,300  0       0
ANHEUSER BUSCH COS INC         COM               035229103    6,212     100,000 SH  PUT    SOLE     NONE     100,000  0       0
ANHEUSER BUSCH COS INC         COM               035229103   12,778     205,700 SH  CALL   SOLE     NONE     205,700  0       0
ANSOFT CORP                    COM               036384105      437      11,992 SH         SOLE     NONE      11,992  0       0
ARCHER DANIELS MIDLAND CO      UNIT 99/99/9999   039483201    7,453     170,000 SH         SOLE     NONE     170,000  0       0
BANK OF AMERICA CORPORATION    COM               060505104      434      18,200 SH         SOLE     NONE      18,200  0       0
BANKS COM INC                  COM               066470105       33      97,500 SH         SOLE     NONE      97,500  0       0
BFC FINL CORP                  CL A              055384200      143     190,000 SH         SOLE     NONE     190,000  0       0
BOEING CO                      COM               097023105    3,286      50,000 SH  PUT    SOLE     NONE      50,000  0       0
BOIS D ARC ENERGY INC          COM               09738U103    1,057      43,494 SH         SOLE     NONE      43,494  0       0
BRINKS CO                      COM               109696104    3,009      46,000 SH         SOLE     NONE      46,000  0       0
BRISTOW GROUP INC              PFD CNV 5.50%     110394400   10,020     162,400 SH         SOLE     NONE     162,400  0       0
BROADRIDGE FINL SOLUTIONS IN   COM               11133T103    1,053      50,000 SH         SOLE     NONE      50,000  0       0
BRONCO DRILLING CO INC         COM               112211107    1,379      75,000 SH         SOLE     NONE      75,000  0       0
CABLEVISION SYS CORP           CL A NY CABLVS    12686C109    3,754     166,100 SH  CALL   SOLE     NONE     166,100  0       0
CBS CORP NEW                   CL B              124857202      682      35,000 SH         SOLE     NONE      35,000  0       0
CLEAR CHANNEL COMMUNICATIONS   COM               184502102      886      25,000 SH  CALL   SOLE     NONE      25,000  0       0
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR     204412209   21,492     600,000 SH  PUT    SOLE     NONE     600,000  0       0
COMSCORE INC                   COM               20564W105      218      10,000 SH         SOLE     NONE      10,000  0       0
DAVITA INC                     COM               23918K108      531      10,000 SH         SOLE     NONE      10,000  0       0
DRS TECHNOLOGIES INC           COM               23330X100    1,692      21,500 SH  CALL   SOLE     NONE      21,500  0       0
DELL  INC                      COM               24702R101      875      40,000 SH         SOLE     NONE      40,000  0       0
DIEBOLD INC                    COM               253651103      890      25,000 SH         SOLE     NONE      25,000  0       0
DR PEPPER SNAPPLE GROUP INC    COM               26138E109    1,154      55,000 SH         SOLE     NONE      55,000  0       0
DRS TECHNOLOGIES INC           COM               23330X100    2,755      35,000 SH         SOLE     NONE      35,000  0       0
EARTHLINK INC                  COM               270321102    1,514     175,000 SH         SOLE     NONE     175,000  0       0
ECHOSTAR CORP                  CL A              278768106      453      14,500 SH         SOLE     NONE      14,500  0       0
EDGE PETE CORP DEL             PFD CONV A        279862205    4,123     131,946 SH         SOLE     NONE     131,946  0       0
ELECTRONIC DATA SYS NEW        COM               285661104    3,696     150,000 SH         SOLE     NONE     150,000  0       0
ENERGY EAST CORP               COM               29266M109      512      20,700 SH  PUT    SOLE     NONE      20,700  0       0
ENERGY EAST CORP               COM               29266M109      497      20,100 SH  CALL   SOLE     NONE      20,100  0       0
FIDELITY NATIONAL FINANCIAL    CL A              31620R105      567      45,000 SH         SOLE     NONE      45,000  0       0
FORD MTR CO CAP TR II          PFD TR CV6.5%     345395206    3,933     142,100 SH         SOLE     NONE     142,100  0       0
FORD MTR CO DEL                COM PAR $0.01     345370860    1,465     304,625 SH         SOLE     NONE     304,625  0       0
FORTUNE INDUSTRIES INC         COM NEW           34963X200       15      10,420 SH         SOLE     NONE      10,420  0       0
FREIGHTCAR AMER INC            COM               357023100    1,065      30,000 SH         SOLE     NONE      30,000  0       0
GENTEK INC                     COM NEW           37245X203    1,178      43,800 SH         SOLE     NONE      43,800  0       0
GOLD FIELDS LTD                SPONSORED ADR     38059T106    2,530     200,000 SH  CALL   SOLE     NONE     200,000  0       0
HECLA MNG CO                   6.5% CONV PFD     422704304    4,825      50,000 SH         SOLE     NONE      50,000  0       0
HOME DIAGNOSTICS INC DEL       COM               437080104    1,151     127,000 SH         SOLE     NONE     127,000  0       0
LIBERTY MEDIA CORP NEW         INT COM SER A     53071M104      840      56,908 SH         SOLE     NONE      56,908  0       0
LIBERTY MEDIA CORP NEW         CAP COM SER A     53071M302    2,232     155,000 SH         SOLE     NONE     155,000  0       0
LIBERTY MEDIA CORP NEW         ENT COM SER A     53071M500      969      40,000 SH         SOLE     NONE      40,000  0       0
LIMCO-PIEDMONT INC             COM               53261T109       34       7,800 SH         SOLE     NONE       7,800  0       0
LOUISIANA PAC CORP             COM               546347105      934     110,000 SH         SOLE     NONE     110,000  0       0
MCGRAW HILL COS INC            COM               580645109      522      13,000 SH         SOLE     NONE      13,000  0       0
MCMORAN EXPLORATION CO         PFD MAND CNV      582411500    4,969      26,800 SH         SOLE     NONE      26,800  0       0
MERCURY COMPUTER SYS           COM               589378108      527      70,000 SH         SOLE     NONE      70,000  0       0
MERRILL LYNCH & CO INC         COM               590188108    1,398      44,100 SH         SOLE     NONE      44,100  0       0
MGM MIRAGE                     COM               552953101      203       6,000 SH         SOLE     NONE       6,000  0       0
MOLSON COORS BREWING CO        CL B              60871R209      158       2,900 SH         SOLE     NONE       2,900  0       0
MUELLER WTR PRODS INC          COM SER B         624758207      429      50,200 SH         SOLE     NONE      50,200  0       0
MYLAN INC                      PFD CONV          628530206    7,215       8,220 SH         SOLE     NONE       8,220  0       0
NABORS INDUSTRIES LTD          SHS               G6359F103    1,969      40,000 SH         SOLE     NONE      40,000  0       0
NAVTEQ CORP                    COM               63936L100    2,310      30,000 SH         SOLE     NONE      30,000  0       0
NYMEX HOLDINGS INC             COM               62948N104    2,534      30,000 SH         SOLE     NONE      30,000  0       0
OMNICARE CAP TR II             PFD B TR 4.00%    68214Q200    4,444     114,700 SH         SOLE     NONE     114,700  0       0
OMNICOM GROUP INC              COM               6811919106   1,122      25,000 SH  PUT    SOLE     NONE      25,000  0       0
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR     71654V408   12,041     170,000 S   PUT    SOLE     NONE     170,000  0       0
PFIZER INC                     COM               717081103    2,166     124,000 SH         SOLE     NONE     124,000  0       0
PICO HLDGS INC                 COM NEW           693366205    2,824      65,000 SH         SOLE     NONE      65,000  0       0
PIER 1 IMPORTS INC             COM               720279108      241      70,000 SH         SOLE     NONE      70,000  0       0
POTLATCH CORP NEW              COM               737630103    1,940      43,000 SH         SOLE     NONE      43,000  0       0
RADIOSHACK CORP                COM               750438103    1,227     100,000 SH         SOLE     NONE     100,000  0       0
RIVIERA HLDGS CORP             COM               769627100      741      73,000 SH         SOLE     NONE      73,000  0       0
SAFECO CORP                    COM               786429100    1,679      25,000 SH         SOLE     NONE      25,000  0       0
SAFETY INS GROUP INC           COM               78648T100    3,325      93,261 SH         SOLE     NONE      93,261  0       0
SCHERING PLOUGH CORP           PFD CONV MAN07    806605705    5,721      30,000 SH         SOLE     NONE      30,000  0       0
SIRIUS SATELLITE RADIO INC     COM               82966U103      192     100,000 SH         SOLE     NONE     100,000  0       0
SMART BALANCE INC              COM               83169Y108      144      20,000 SH         SOLE     NONE      20,000  0       0
SPDR TR                        UNIT SER 1        78462F103    8,319      65,000 SH  PUT    SOLE     NONE      65,000  0       0
SPDR TR                        UNIT SER 1        78462F103    6,399      50,000 SH  CALL   SOLE     NONE      50,000  0       0
TAM SA                         SP ADR REP PFD    87484D103    1,625      85,000 SH         SOLE     NONE      85,000  0       0
TIME WARNER INC                COM               887317105    1,480     100,000 SH         SOLE     NONE     100,000  0       0
TIME WARNER INC                COM               887317105    1,480     100,000 SH  PUT    SOLE     NONE     100,000  0       0
TRANSOCEAN SEDCO FOREX INC     NOTE  1.625%12/1  893830AU3    4,518   4,000,000 SH         SOLE     NONE   4,000,000  0       0
TRIBUNE CO NEW                 SB DB EXCH2%29    896047305      850      25,000 SH         SOLE     NONE      25,000  0       0
VALE CAP LTD                   NT RIO CV VALE    91912C208    3,903      57,700 SH         SOLE     NONE      57,700  0       0
WASTE MGMT INC DEL             COM               94106L109      943      25,000 SH         SOLE     NONE      25,000  0       0
WELLCARE HEALTH PLANS INC      COM               94946T106      633      17,500 SH         SOLE     NONE      17,500  0       0
WELLS FARGO & CO NEW           COM               949746101    1,188      50,000 SH  CALL   SOLE     NONE      50,000  0       0
WEYERHAEUSER CO                COM               962166104    1,483      29,000 SH         SOLE     NONE      29,000  0       0
W-H ENERGY SVCS INC            COM               92925E108    2,006      20,950 SH         SOLE     NONE      20,950  0       0
WRIGLEY WM JR CO               COM               982526105    3,189      41,000 SH         SOLE     NONE      41,000  0       0
WRIGLEY WM JR CO               COM               982526105    1,151      14,800 SH  PUT    SOLE     NONE      14,800  0       0
YAHOO INC                      COM               984332106    2,066     100,000 SH         SOLE     NONE     100,000  0       0
YAHOO INC                      COM               984332106    2,748     133,000 SH  CALL   SOLE     NONE     133,000  0       0

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